Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investment in affiliates beginning balance	R$ 97,134
Other comprehensive income	3,322,820	R$ (1,701,438)	R$ (2,636,867)
Investment in affiliates ending balance	128,699	97,134
Affiliated [Member]
IfrsStatementLineItems [Line Items]
Investment in affiliates beginning balance	97,134
Income (loss) from joint ventures	(13,675)
Capital increase (reduction)	45,173
Other comprehensive income	67
Investment in affiliates ending balance	128,699	97,134
Potengi Holdings S A [Member] | Affiliated [Member]
IfrsStatementLineItems [Line Items]
Investment in affiliates beginning balance	89,051
Income (loss) from joint ventures	(13,675)
Capital increase (reduction)	45,173
Other comprehensive income	67
Investment in affiliates ending balance	120,616	89,051
PRSAD Adm Bem Proprio S.A. [Member] | Affiliated [Member]
IfrsStatementLineItems [Line Items]
Investment in affiliates beginning balance	8,083
Income (loss) from joint ventures
Capital increase (reduction)
Other comprehensive income
Investment in affiliates ending balance	R$ 8,083	R$ 8,083